SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE H - SUBSEQUENT EVENTS

Subsequent events were reviewed through November 22, 2021, the date these financial statements were available for issuance.

From October 2021 through November 19, 2021, the Company sold 170,000 shares of its common stock at $1.00 per share pursuant to the offering described in Note D.

On November 21,2021, the Company’s Board of Directors resolved to rescind the 3,000,000 shares of Series F preferred stock purported issued to Halo Management Group LLC for lack of contract consideration. The Company expects to record this action into the accounts of the Company in the fourth quarter of 2021.The Company is aware that the management/ownership of Halo Management Group LLC may dispute this decision however, the Company is prepared to defend its decision in this case. In addition, the Company reserves the right to void the shares ab initio and adjust its filings accordingly if necessary.

NOTE H - SUBSEQUENT EVENTS

Subsequent events were reviewed through June 24, 2021, the date these financial statements were available for issuance.

From January 2021 through June 24, 2021, the Company sold 664,973 shares of its common stock at $1.00 per share pursuant to the offering described in Note D.

In 2021, the Company finalized the issuance of warrants to purchase 150,000 shares of common stock at $1.10 per share vesting through June 2021, and exercisable over 7 years, to a consulting firm.

On June 24, 2021, the Company entered into a sublicense agreement (“Sublicense Agreement”) with Sanovas Ophthalmology pursuant to which Sanovas Ophthalmology granted the Company an exclusive worldwide (“Territory”) license to certain intellectual property licensed to Sanovas Ophthalmology by Sanovas Intellectual Property LLC relating to certain technologies for eye and ocular visualization and monitoring (“Licensed IP”) for uses related to the screening, examination, diagnosis, prevention and/or treatment of any eye disease, medical condition or disorder, or any disease, medical condition or disorder affecting the eye. Pursuant to the Sublicense Agreement, commencing on the date of the first commercial sale of a Licensed Product (as defined in the Sublicense Agreement), in each country in the Territory and continuing on a country by country basis until the expiration or termination of the last Valid Claim (as defined in the Sublicense Agreement) of a licensed patent in such country (the “Royalty End Date”), the Company shall pay Sanovas Ophthalmology a royalty equal to a mid-single digit percentage of any Net Sales (as defined in the Sublicense Agreement) of any Licensed Product. The Sublicense Agreement shall continue until the Royalty End Date, unless earlier terminated pursuant to its terms. The Sublicense Agreement may be terminated by either party if the other party materially breaches the Sublicense Agreement in a manner that cannot be cured, or materially breaches the Sublicense Agreement in a manner that can be cured, and such breach remains uncured for more than 30 days after the receipt by the breaching party of notice specifying the breach. Furthermore, the Company may terminate the Sublicense Agreement at any time upon 90 days written notice to Sanovas Ophthalmology.